Related Party Balances and Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Loans from related parties, accumulative amount	$ 8,426	$ 18,889	$ 15,142
Outstanding balance due from related party	$ 85